SHAREHOLDERS' EQUITY - Share Capital (Details)							1 Months Ended		12 Months Ended
	Nov. 08, 2023 shares	Oct. 26, 2023 $ / shares shares	Jul. 18, 2023 shares	Feb. 24, 2023 USD ($) $ / shares shares	Aug. 09, 2022 USD ($) $ / shares shares	Aug. 01, 2022 shares	Nov. 30, 2023 shares	Aug. 31, 2022 shares	Dec. 31, 2023 USD ($) Y $ / shares shares	Oct. 25, 2023 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 03, 2022 shares	Nov. 02, 2022 shares	Aug. 02, 2022 $ / shares	Jul. 14, 2022 $ / shares	Jun. 30, 2022 shares	Apr. 12, 2022 shares	Apr. 11, 2022 shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized	100,000,000								100,000,000		8,333,334
Ordinary shares, shares outstanding									987,220		403,887
Ordinary shares, par value | $ / shares		$ 0							$ 0	$ 0	$ 0
Number of years of income that limits distribution | Y									2
Maximum period between date of financial statements and distribution date									6 months
Accrued expenses | $									$ 1,308,706		$ 1,175,705
Settlement of accrued expenses (in shares)								3,682
Aggregate gross proceeds | $				$ 7,000,000.0
Net Proceeds from Issuance Offering | $				5,800,000
Ordinary share of treasury stock							45
Number of ordinary shares for ADS	60,000	500,000,000,000								6,000,000,000,000
Shares owned (as a percent)			0.083%			12.50%
Reverse stock split	1.67
Quoin Pharmaceuticals Inc
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized												50,000,000,000	500,000,000,000				12,500,000,000	50,000,000,000
Warrant Amendments
SHAREHOLDERS' EQUITY
Incremental fair value | $				$ 238,000
Minimum [Member]
SHAREHOLDERS' EQUITY
Warrants, exercise price of warrants (in dollars per share) | $ / shares				$ 60.00											$ 0
Maximum [Member]
SHAREHOLDERS' EQUITY
Warrants, exercise price of warrants (in dollars per share) | $ / shares				13.20											597
Public offering
SHAREHOLDERS' EQUITY
Issuance of ADS and Pre-Funded Warrants, net (in shares)					184,167
Public offering | Pre-Funded Warrants
SHAREHOLDERS' EQUITY
Warrants, number of securities called by warrants (in shares)					93,833
ADS
SHAREHOLDERS' EQUITY
Ordinary shares, shares outstanding	60,000								987,220		403,887
Warrants, exercise price of warrants (in dollars per share) | $ / shares				$ 60.00										$ 0.00	$ 0.00
Shares warrants may purchase				280,000												28,508
Number of ordinary shares for ADS	1	60,000				400					5,000
Reverse stock split		1
ADS | Warrant Amendments
SHAREHOLDERS' EQUITY
Warrants, exercise price of warrants (in dollars per share) | $ / shares				$ 13.20
Shares warrants may purchase				236,670
ADS | Minimum [Member]
SHAREHOLDERS' EQUITY
Number of ordinary shares for ADS			5,000
ADS | Maximum [Member]
SHAREHOLDERS' EQUITY
Number of ordinary shares for ADS											60,000
ADS | Public offering
SHAREHOLDERS' EQUITY
Purchase price | $ / shares					$ 60.00
ADS | Public offering | Quoin Pharmaceuticals Inc
SHAREHOLDERS' EQUITY
Issuance of ADS and Pre-Funded Warrants, net (in shares)					184,167
ADS | Public offering | Pre-Funded Warrants
SHAREHOLDERS' EQUITY
Purchase price | $ / shares					$ 59.998
Warrants, number of securities called by warrants (in shares)					93,833
Gross proceeds from offering | $					$ 16,800,000
Net proceeds from offering | $					$ 14,900,000
Warrants, exercise price of warrants (in dollars per share) | $ / shares					$ 60.00
ADS | Public offering | Common Warrants
SHAREHOLDERS' EQUITY
Warrants, exercise price of warrants (in dollars per share) | $ / shares				$ 12.00